Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 56,769	¥ 58,110	¥ 65,373
Provision (Reversal)	24,774	13,253	20,963
Allowance for credit losses on acquired financial assets at acquisition	8,124	7,507	47,676
Charge-offs	(19,901)	(19,304)	(63,473)
Recoveries	1,026	712	893
Other	9,402	(3,509)	(13,322)
Ending balance	80,194	56,769	58,110
Collective (pool) assessment	35,462	32,890	37,162
Individual assessment	44,732	23,879	20,948
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,891	3,203	4,092
Provision (Reversal)	180	(317)	(712)
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(130)	(62)	(218)
Recoveries	36	66	151
Other	(153)	1	(110)
Ending balance	2,824	2,891	3,203
Collective (pool) assessment	2,615	2,609	2,893
Individual assessment	209	282	310
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,679	581	446
Provision (Reversal)	262	1,202	94
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(202)	0	(6)
Recoveries	0	1	1
Other	80	(105)	46
Ending balance	1,819	1,679	581
Collective (pool) assessment	367	505	526
Individual assessment	1,452	1,174	55
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	36	12	9,022
Provision (Reversal)	(7)	13	101
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	0	0	(918)
Recoveries	6	11	10
Other	0	0	(8,203)
Ending balance	35	36	12
Collective (pool) assessment	35	36	12
Individual assessment	0	0	0
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	90	91	7,759
Provision (Reversal)	(5)	(8)	5,313
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	0	0	(3,856)
Recoveries	2	7	7
Other	(84)	0	(9,132)
Ending balance	3	90	91
Collective (pool) assessment	3	6	6
Individual assessment	0	84	85
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,048	3,060	1,889
Provision (Reversal)	2,203	2,996	3,166
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(3,720)	(3,237)	(2,736)
Recoveries	337	453	476
Other	224	(224)	265
Ending balance	2,092	3,048	3,060
Collective (pool) assessment	1,449	1,355	1,762
Individual assessment	643	1,693	1,298
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	462	429	253
Provision (Reversal)	126	33	176
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	(6)	0	0
Ending balance	582	462	429
Collective (pool) assessment	582	462	429
Individual assessment	0	0	0
Corporate | Non-recourse Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,593
Provision (Reversal)	2,969
Allowance for credit losses on acquired financial assets at acquisition	0
Charge-offs	(1,264)
Recoveries	0
Other	1,337
Ending balance	5,635	2,593
Collective (pool) assessment	2,224
Individual assessment	3,411
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,593	1,718	1,494
Provision (Reversal)		1,066	74
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs		(150)	(55)
Recoveries		0	0
Other		(41)	205
Ending balance		2,593	1,718
Collective (pool) assessment		1,548	660
Individual assessment		1,045	1,058
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	908	975	777
Provision (Reversal)	192	(14)	176
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(18)	(78)	(4)
Recoveries	25	26	26
Other	(84)	(1)	0
Ending balance	1,023	908	975
Collective (pool) assessment	1,021	877	889
Individual assessment	2	31	86
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,046	1,549	1,007
Provision (Reversal)	320	682	430
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	(876)	(185)	112
Ending balance	1,490	2,046	1,549
Collective (pool) assessment	519	764	1,045
Individual assessment	971	1,282	504
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,078	857	1,152
Provision (Reversal)	167	359	(44)
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(24)	(146)	(281)
Recoveries	43	7	9
Other	(75)	1	21
Ending balance	1,189	1,078	857
Collective (pool) assessment	691	586	722
Individual assessment	498	492	135
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	20,063	25,824	19,132
Provision (Reversal)	11,799	1,094	8,702
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(3,067)	(4,048)	(4,762)
Recoveries	197	34	176
Other	1,633	(2,841)	2,576
Ending balance	30,625	20,063	25,824
Collective (pool) assessment	11,946	11,919	16,061
Individual assessment	18,679	8,144	9,763
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,512	878	650
Provision (Reversal)	(169)	954	99
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(1,439)	(255)	0
Recoveries	2	0	0
Other	94	(65)	129
Ending balance	0	1,512	878
Collective (pool) assessment	0	167	422
Individual assessment	0	1,345	456
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,342	1,133	1,148
Provision (Reversal)	322	80	13
Allowance for credit losses on acquired financial assets at acquisition	3,633	7,507	47,676
Charge-offs	(3,763)	(7,547)	(47,722)
Recoveries	11	2	2
Other	5,943	167	16
Ending balance	7,488	1,342	1,133
Collective (pool) assessment	133	521	548
Individual assessment	7,355	821	585
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,122	16,780	15,719
Provision (Reversal)	4,933	4,934	3,064
Allowance for credit losses on acquired financial assets at acquisition	0	0	0
Charge-offs	(4,938)	(3,505)	(2,635)
Recoveries	365	91	26
Other	1,425	(178)	606
Ending balance	19,907	18,122	16,780
Collective (pool) assessment	13,218	11,236	10,866
Individual assessment	6,689	6,886	5,914
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	55,870	57,090	64,540
Provision (Reversal)	23,292	13,074	20,652
Allowance for credit losses on acquired financial assets at acquisition	3,633	7,507	47,676
Charge-offs	(18,565)	(19,028)	(63,193)
Recoveries	1,024	698	884
Other	9,458	(3,471)	(13,469)
Ending balance	74,712	55,870	57,090
Collective (pool) assessment	34,803	32,591	36,841
Individual assessment	39,909	23,279	20,249
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	899	1,020	833
Provision (Reversal)	1,482	179	311
Allowance for credit losses on acquired financial assets at acquisition	4,491	0	0
Charge-offs	(1,336)	(276)	(280)
Recoveries	2	14	9
Other	(56)	(38)	147
Ending balance	5,482	899	1,020
Collective (pool) assessment	659	299	321
Individual assessment	¥ 4,823	¥ 600	¥ 699